Financial assets at amortised cost - Schedule of Impairment Allowances (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 4,120	£ 4,042
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	3
Financial assets at amortised cost
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	3,861	3,824
Loans and advances to banks
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	4	1
Loans and advances to customers
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	3,853	3,820
Debt securities
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	4	3
Other assets
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	23	18
Loan commitments and financial guarantees
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	236	200
Stage 1
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	904	1,026
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	3
Stage 1 | Financial assets at amortised cost
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	781	917
Stage 1 | Loans and advances to banks
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	4	1
Stage 1 | Loans and advances to customers
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	775	915
Stage 1 | Debt securities
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	2	1
Stage 1 | Other assets
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 1 | Loan commitments and financial guarantees
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	123	109
Stage 2
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,365	1,200
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | Financial assets at amortised cost
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,256	1,114
Stage 2 | Loans and advances to banks
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Loans and advances to customers
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,256	1,114
Stage 2 | Debt securities
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Other assets
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Loan commitments and financial guarantees
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	109	86
Stage 3
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,649	1,606
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | Financial assets at amortised cost
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,622	1,583
Stage 3 | Loans and advances to banks
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 3 | Loans and advances to customers
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,620	1,581
Stage 3 | Debt securities
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	2	2
Stage 3 | Other assets
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	23	18
Stage 3 | Loan commitments and financial guarantees
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	4	5
POCI
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	202	210
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI | Financial assets at amortised cost
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	202	210
POCI | Loans and advances to banks
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Loans and advances to customers
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	202	210
POCI | Debt securities
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Other assets
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Loan commitments and financial guarantees
Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0